4. Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Tables
Property and equipment useful life
Asset category	Useful life (in years)
Buildings	40
Improvements	24
Data processing equipment	5
Software	10
Facilities	12
Furniture and fixtures	9
Vehicles	5
Machinery and equipment	11
Decoration	5